Rule 497(e)
                                                              File Nos. 2-80886
                                                              and 811-03626


                               CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value FundSM
                            Citizens Balanced FundSM
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(R)
                            Citizens Income Fund(R)
                        Citizens Ultra Short Bond FundSM
                         Citizens Money Market Fund(R)


                      SUPPLEMENT DATED DECEMBER 2, 2002 TO
                                   PROSPECTUS
                             DATED NOVEMBER 1, 2002



The fee and expense information set forth below replaces the information shown on page 8 of the prospectus for the Citizens Core Growth Fund, Standard shares. Information for the Institutional and Administrative shares remains unchanged.


FEES AND EXPENSES

These tables show the costs you should expect to pay as a fund investor.

SHAREHOLDER FEES-- Paid directly from your investment
Sales Charges and Redemption Fees                                  None

ANNUAL OPERATING EXPENSES -- Deducted from fund assets

                                            STANDARD
                                            SHARES

Management Fees                             0.50%
Distribution (12b-1) Fees                   0.25%
Other Expenses                              0.69%
Total Annual Operating Expenses             1.44%
Reimbursements/Waivers1                     0.05%
Net Expenses                                1.39%

EXPENSE EXAMPLE
This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that reimbursements or waivers, if any, are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                           1 Year       3 Years     5 Years     10 Years
Standard Shares            $ 142        $ 451       $ 782       $1,720


1 Reflects a contractual agreement under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund. The contractual agreement is in effect through at least 06/30/03.

                                      ***

ON PAGE 79 OF THE PROSPECTUS, THE SECOND SENTENCE OF THE SECTION "DIVIDENDS AND DISTRIBUTIONS - NORMAL FREQUENCY OF DIVIDENDS AND DISTRIBUTIONS" IS REVISED TO READ AS FOLLOWS:

For Citizens Income Fund, dividends of investment income normally are declared and paid monthly and capital gains are distributed once a year. For Citizens Ultra Short Bond Fund, dividends of investment income normally are declared daily and paid monthly and capital gains are distributed once a year.

                                                              Rule 497(e)
                                                              File Nos. 2-80886
                                                              and 811-03626


                               CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value FundSM
                            Citizens Balanced FundSM
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(R)
                            Citizens Income Fund(R)
                        Citizens Ultra Short Bond FundSM
                         Citizens Money Market Fund(R)


                SUPPLEMENT DATED DECEMBER 2, 2002 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002


Shares of the Citizens Balanced Fund referenced herein are not currently being offered.

                                                              Rule 497(e)
                                                              File Nos. 2-80886
                                                              and 811-03626


                               CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value FundSM
                            Citizens Balanced FundSM
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(R)
                            Citizens Income Fund(R)
                        Citizens Ultra Short Bond FundSM
                         Citizens Money Market Fund(R)


                      SUPPLEMENT DATED DECEMBER 2, 2002 TO
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 2002


Shares of the Citizens Balanced Fund referenced herein are not currently being offered.